Schedule of Unrecognized Compensation Expense (Details) - Stock-based Compensation [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 68,879,591	$ 23,825,717
Weighted average period expected to be recognized (in years)	2 years 3 months	1 year 10 months 28 days
Publisher Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense
ABG Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3,076,571	$ 3,214,102
Weighted average period expected to be recognized (in years)	1 year 10 months 17 days	2 years 4 months 17 days
Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense
Weighted average period expected to be recognized (in years)
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3,178,298	$ 81,620
Weighted average period expected to be recognized (in years)	1 year 11 months 4 days	11 months 12 days
Common Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 98,636	$ 371,932
Weighted average period expected to be recognized (in years)	2 months 8 days	8 months 1 day
Common Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 62,311,494	$ 19,874,675
Weighted average period expected to be recognized (in years)	2 years 3 months 18 days	1 year 10 months 13 days
Outside Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 214,592	$ 283,388
Weighted average period expected to be recognized (in years)	8 months 8 days	1 year 2 months 4 days